Goodwill and Other Intangible Assets (Schedule of Intangible Assets, Excluding Goodwill) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Finite-Lived Intangible Assets [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, intangible assets, other than goodwill		$ 63.0	$ 63.0
Finite-lived Intangible Assets
Finite-Lived Intangible Assets, Gross	475.2	463.0	463.0	406.2	475.2
Finite-Lived Intangible Assets, Accumulated Amortization	(297.6)	(241.2)	(241.2)	(176.3)	(297.6)
Total	177.6	221.8	221.8	229.9	177.6
Trademarks, Patents Licenses and Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Average Useful Life	5 years	5 years	5 years	5 years
Finite-lived Intangible Assets
Finite-Lived Intangible Assets, Gross	6.3	6.5	6.5	10.5	6.3
Finite-Lived Intangible Assets, Accumulated Amortization	(5.2)	(5.2)	(5.2)	(9.4)	(5.2)
Total	1.1	1.3	1.3	1.1	1.1
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Average Useful Life	6 years	6 years	6 years	6 years
Finite-lived Intangible Assets
Finite-Lived Intangible Assets, Gross	457.2	444.9	444.9	383.6	457.2
Finite-Lived Intangible Assets, Accumulated Amortization	(282.3)	(226.4)	(226.4)	(158.7)	(282.3)
Total	174.9	218.5	218.5	224.9	174.9
Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Average Useful Life	5 years	5 years	5 years	5 years
Finite-lived Intangible Assets
Finite-Lived Intangible Assets, Gross	4.8	4.3	4.3	4.1	4.8
Finite-Lived Intangible Assets, Accumulated Amortization	(4.1)	(3.6)	(3.6)	(2.6)	(4.1)
Total	0.7	0.7	0.7	1.5	0.7
Acquired Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Average Useful Life	5 years	5 years	5 years	5 years
Finite-lived Intangible Assets
Finite-Lived Intangible Assets, Gross	6.9	7.3	7.3	8.0	6.9
Finite-Lived Intangible Assets, Accumulated Amortization	(6.0)	(6.0)	(6.0)	(5.6)	(6.0)
Total	$ 0.9	$ 1.3	$ 1.3	$ 2.4	$ 0.9